Statutory Requirements and Dividend Restrictions - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Insurance [Abstract]
Statutory accounting practices, statutory amount available for dividend payments	$ 439.2	$ 441.0